Federal Coal Lease Obligations (Details 3) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Future payments on federal coal leases
2014	$ 69,407
2015	69,407
Total	138,814
Less: imputed interest	15,886
Total principal payments	122,928	186,119
Less: current portion	58,958	63,191
Long-term federal coal leases payable	$ 63,970	$ 122,928